RISK MANAGEMENT - Schedule of Maturity Financial Liabilities (Details) - Liquidity risk R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	R$ 42,658,414
Contractual cash flows, Financial liabilities	60,547,125
Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	24,142,576
From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	29,529,275
After 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	6,875,274
Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,059,604
Contractual cash flows, Financial liabilities	27,492,023
Loans and financing | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	13,811,356
Loans and financing | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	13,470,438
Loans and financing | After 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	210,229
Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	12,711,063
Contractual cash flows, Financial liabilities	23,182,542
Leases | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	3,601,304
Leases | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	13,622,961
Leases | After 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	5,958,277
Convertible debt instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	397,366
Contractual cash flows, Financial liabilities	856,189
Convertible debt instruments | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	88,996
Convertible debt instruments | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	767,193
Convertible debt instruments | After 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	0
Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,879,744
Contractual cash flows, Financial liabilities	6,825,688
Accounts payable | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	5,720,153
Accounts payable | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	1,105,535
Accounts payable | After 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	0
Airport taxes and fees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,610,637
Contractual cash flows, Financial liabilities	2,190,683
Airport taxes and fees | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	920,767
Airport taxes and fees | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	563,148
Airport taxes and fees | After 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	R$ 706,768